Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Condensed Statements of Operations (Unaudited)
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Costs and Expenses
Selling, general and administrative expenses	207,845	326,018	1,768,183	975,017	1,651,636	1,827,729
Research and development	25,334	65,885	222,568	247,157	355,936	598,810
Total Operating Expenses	233,179	391,903	1,990,751	1,222,174	2,007,572	2,426,539
Loss from Operations	(233,179)	(391,903)	(1,990,751)	(1,222,174)	(2,007,572)	(2,426,539)
Other income (expenses)
Interest expense	(30,684)	(7,613)	(76,496)	(22,839)	(32,322)	(40,512)
Interest expense - related party	(21,731)	(19,231)	(65,193)	(57,693)	(76,924)	(75,684)
Gain (loss) on settlement of debt	0	115,085	0	115,085	115,085	(80,532)
Total Other Income (Expense)	(52,415)	88,241	(141,689)	34,553	5,839	(196,728)
Income tax expense					0	0
Net Loss	$ (285,594)	$ (303,662)	$ (2,132,440)	$ (1,187,621)	$ (2,001,733)	$ (2,623,267)
Net Loss per common share:
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding	257,809,759	248,614,744	256,403,319	247,365,704	248,173,249	239,080,282